Related Parties (Details) - USD ($)		3 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jul. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Parties [Line Items]
Annual fee	$ 2,000,000
Preferred stock, shares outstanding (in Shares)		1,000,000		1,000,000	1,000,000			1,000,000	1,000,000
Common stock, shares, outstanding (in Shares)		121,476,215		121,476,215	121,476,215			121,476,215	5,024,802
Interest in common shares (in Shares)				1,746,169				1,746,169
Conversion of common shares (in Shares)								92,500
Selling, general and administrative expenses		$ 55,236,000	$ 60,870,000	$ 150,306,000	$ 107,694,000	$ 102,724,000	$ 121,369,000		$ 185,022,000	$ 168,229,000
Predecessor
Related Parties [Line Items]
Selling and administrative expenses							2,200,000		3,100,000	2,700,000
Selling, general and administrative expenses								$ 168,229,000
American Securities, LLC | Affiliated Entity | Predecessor
Related Parties [Line Items]
Selling and administrative expenses							$ 2,500,000		$ 3,400,000	$ 3,200,000
Selling, general and administrative expenses			$ 900,000			$ 1,700,000
Mariposa Acquisition IX, LLC | Beneficial Owner
Related Parties [Line Items]
Interest in common shares (in Shares)				997,150				997,150
Conversion of common shares (in Shares)								185,000
Mariposa Capital, LLC | Affiliated Entity
Related Parties [Line Items]
Advisory fees		$ 500,000			1,000,000
Series A Preferred Stock
Related Parties [Line Items]
Preferred stock, shares outstanding (in Shares)				1,000,000				1,000,000
Preferred stock dividends declared					$ 0
Series A Preferred Stock | Mariposa Acquisition IX, LLC | Beneficial Owner
Related Parties [Line Items]
Preferred stock, shares outstanding (in Shares)		1,000,000		1,000,000	1,000,000			1,000,000
Common Stock [Member]
Related Parties [Line Items]
Common stock, shares, outstanding (in Shares)				121,476,215				121,476,215
Common Stock [Member] | Mariposa Acquisition IX, LLC | Beneficial Owner
Related Parties [Line Items]
Common stock, shares, outstanding (in Shares)		18,877,500		18,877,500	18,877,500			18,877,500